PRODUCT WARRANTY	12 Months Ended
Dec. 31, 2012
PRODUCT WARRANTY
PRODUCT WARRANTY

18.                         PRODUCT WARRANTY

The Company sells the majority of its products to customers along with unconditional repair or replacement warranties for a 12 month period from the date of purchase. The Company determines its estimated liability for warranty claims based on its experience of the amount of claims actually made. It is reasonably possible that the Company’s estimate of the accrued product warranty claims will change in the near term. Estimated costs for product warranties are recognized at the time when revenue is recognized.

The following is a reconciliation of the changes in the Company’s aggregate product warranty liability:

	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Beginning balance	$655	$1,035	$2,595
Warranty provided	425	4,013	5,455
Warranty costs incurred	(45)	(2,453)	(5,566)
Ending balance	$1,035	$2,595	$2,484